Receivables From And Payables To Brokers, Dealers And Clearing Organizations	12 Months Ended
Dec. 31, 2017
Due To And From Broker Dealers And Clearing Organizations [Abstract]
Receivables From And Payables To Brokers, Dealers And Clearing Organizations

NOTE 4 – Receivables From and Payables to Brokers, Dealers, and Clearing Organizations

Amounts receivable from brokers, dealers, and clearing organizations at December 31, 2017 and 2016, included (in thousands):

	December 31,
	2017	2016
Receivables from clearing organizations	$270,285	$568,373
Deposits paid for securities borrowed	132,776	382,691
Securities failed to deliver	56,046	73,688
	$459,107	$1,024,752

Amounts payable to brokers, dealers, and clearing organizations at December 31, 2017 and 2016, included (in thousands):

	December 31,
	2017	2016
Deposits received from securities loaned	$219,782	$478,814
Securities failed to receive	29,297	27,882
Payable to clearing organizations	27,223	16,411
	$276,302	$523,107

Deposits paid for securities borrowed approximate the market value of the securities. Securities failed to deliver and receive represent the contract value of securities that have not been delivered or received on settlement date.